Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM GLOBAL INCOME TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000794614
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PGGIX
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2020
Prospectus Date	rr_ProspectusDate	Feb. 29, 2020
Putnam Global Income Trust
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Income Trust seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 408%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	408.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
		For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). Under normal circumstances, we invest at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of a bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation) and may be or become illiquid.

The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

There is no guarantee that the investment techniques, analyses, or judgements that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as the other securities that were not selected for the fund.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q3 2010 7.40% Worst calendar quarter Q4 2016 −3.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.96%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after eight years.
Putnam Global Income Trust | Bloomberg Barclays Global Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Putnam Global Income Trust | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 519
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,838
Annual Return 2010	rr_AnnualReturn2010	10.22%
Annual Return 2011	rr_AnnualReturn2011	2.41%
Annual Return 2012	rr_AnnualReturn2012	7.70%
Annual Return 2013	rr_AnnualReturn2013	1.00%
Annual Return 2014	rr_AnnualReturn2014	2.32%
Annual Return 2015	rr_AnnualReturn2015	(2.82%)
Annual Return 2016	rr_AnnualReturn2016	2.23%
Annual Return 2017	rr_AnnualReturn2017	7.24%
Annual Return 2018	rr_AnnualReturn2018	(2.36%)
Annual Return 2019	rr_AnnualReturn2019	9.35%
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Putnam Global Income Trust | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	1.84%
Putnam Global Income Trust | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Putnam Global Income Trust | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,122
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,071
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,122
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Putnam Global Income Trust | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,071
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,071
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,315
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Putnam Global Income Trust | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,778
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	9.17%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Putnam Global Income Trust | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,082
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	9.82%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[5]
Putnam Global Income Trust | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,000
Label	rr_AverageAnnualReturnLabel	before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	9.81%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.03%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.99%	[5]
Putnam Global Income Trust | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,211
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	3.90%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through February 28, 2021. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.
[5]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.